Shareholders' Equity (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 21, 2016
Stockholders Equity Disclosure [Line Items]
Common Stock, Shares Authorized		500,000,000	500,000,000
Common Stock, Par value (in dollars per share)		$ 0.0001	$ 0.0001
Directors Compensation In Cash		$ 30,000
Directors Compensation In Common Stock Shares		20,000
Director Fees Charged To Operations		$ 497,000	$ 497,000	$ 497,000
Preferred Stock, Shares Authorized		1,150,000	1,150,000
Common Stock, Capital Shares Reserved for Future Issuance		1,420,490	2,816,470
Subsequent Event [Member] | Jia-Heng Industrial Ltd [Member]
Stockholders Equity Disclosure [Line Items]
Stock Issued During Period, Shares, Acquisitions	12,484,000
Equity Method Investment, Ownership Percentage	51.00%
Common Stock [Member]
Stockholders Equity Disclosure [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance					145,980
Audit Committee Chairman [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation		$ 10,000
Audit Committee Other [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation		5,000
Compensation and Nominating Committee Chairman [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation		5,000
Compensation and Nominating Committee [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation		3,000
Director [Member]
Stockholders Equity Disclosure [Line Items]
Directors Compensation In Cash For Atleast Hour		1,000
Directors Compensation In Cash For Less Than Hour		$ 500